Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expense before taxes	$ 25,355,000	$ 19,540,000	$ 13,592,000
Excess Tax Benefit from Share-based Compensation, Operating Activities	1,489,000	4,153,000	1,976,000
QIAGEN Amended and Restated 2005 Stock Plan [Member]
Vesting period, years (maximum)	10 years
Common shares reserved and available for issuance under the plan	19,800,000
Digene Corporation 2007 Plan [Member]
Common shares reserved and available for issuance under the plan	100,000
Stock Options [Member]
Stock options, granted	592,829	601,897
The weighted-average grant-date fair value of options granted during the years	$ 4.80	$ 6.49	$ 6.42
Total intrinsic value of options exercised	7,200,000	3,700,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	3,500,000
Recognized weighted average period, years	1 year 7 months 27 days
Number of shares exercisable, ending balance	4,252,000	5,500,000	6,400,000
Weighted average exercise price exercisable, ending balance	$ 13.18	$ 12.37	$ 12.93
Restricted Stock [Member]
Vesting period, years (maximum)	10 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	67,600,000
Recognized weighted average period, years	2 years 10 months 8 days
Pre-vesting forfeitures percentage	7.10%
Weighted-average grant date fair value of restricted stock units granted	$ 15.80
Total fair value of restricted stock units	$ 13,300,000	$ 8,800,000